John Hancock
Strategic Income Opportunities Fund
Quarterly portfolio holdings 5/31/2021

Fund’s investments
As of 5-31-21 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 4.7%					$226,812,703
(Cost $214,889,475)
U.S. Government 4.7%					226,812,703
U.S. Treasury
Bond	2.000	02-15-50		18,000,000	16,854,609
Bond	2.750	11-15-42		10,200,000	11,120,789
Bond	3.000	02-15-49		62,535,000	71,783,340
Bond	4.375	02-15-38		40,125,000	53,816,089
Note	0.250	06-30-25		11,500,000	11,343,223
Note	0.375	11-30-25		12,000,000	11,828,437
Note	2.000	11-15-26		3,745,000	3,958,436
Note	2.375	02-29-24		3,515,000	3,718,211
Note	2.375	04-30-26		5,420,000	5,835,392
Note	2.625	02-15-29		7,895,000	8,618,811

Treasury Inflation Protected Security	0.125	01-15-30		25,397,484	27,935,366
Foreign government obligations 20.0%					$957,215,449
(Cost $934,745,675)
Australia 0.8%					39,441,777
Commonwealth of Australia	0.250	11-21-24	AUD	17,845,000	13,745,649
Commonwealth of Australia	0.500	09-21-26	AUD	8,025,000	6,089,095
New South Wales Treasury Corp.	1.000	02-08-24	AUD	24,925,000	19,607,033
Austria 0.2%					9,063,407
Republic of Austria (A)	0.500	02-20-29	EUR	7,075,000	9,063,407
Brazil 1.0%					49,598,129
Federative Republic of Brazil	10.000	01-01-23	BRL	100,220,000	20,896,192
Federative Republic of Brazil	10.000	01-01-25	BRL	135,530,000	28,701,937
Canada 3.4%					160,641,242
Canada Housing Trust No. 1 (A)	1.950	12-15-25	CAD	32,440,000	27,911,746
Export Development Canada	2.400	06-07-21	AUD	4,145,000	3,196,589
Government of Canada	0.750	05-19-26		9,215,000	9,174,066
Government of Canada	1.500	09-01-24	CAD	7,863,000	6,704,037
Province of Ontario	1.350	12-02-30	CAD	83,435,000	64,667,046
Province of Ontario	2.900	06-02-28	CAD	13,400,000	11,986,736
Province of Ontario	3.450	06-02-45	CAD	11,995,000	11,114,178
Province of Quebec	0.200	04-07-25	EUR	9,160,000	11,399,483
Province of Quebec	1.500	12-15-23	GBP	5,130,000	7,492,750
Province of Quebec	3.000	09-01-23	CAD	8,000,000	6,994,611
China 0.9%					42,983,814
People's Republic of China	1.990	04-09-25	CNY	128,240,000	19,466,929
People's Republic of China	2.880	11-05-23	CNY	149,230,000	23,516,885
Colombia 0.9%					42,293,552
Republic of Colombia	3.250	04-22-32		9,615,000	9,277,514
Republic of Colombia	6.250	11-26-25	COP	39,010,000,000	10,835,526
Republic of Colombia	7.500	08-26-26	COP	40,050,000,000	11,574,679
Republic of Colombia	10.000	07-24-24	COP	34,094,500,000	10,605,833
Greece 0.8%					38,336,249
Republic of Greece (A)	1.500	06-18-30	EUR	10,675,000	13,878,335
Republic of Greece (A)	2.000	04-22-27	EUR	8,435,000	11,344,061
Republic of Greece	4.200	01-30-42	EUR	7,100,000	13,113,853
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
India 0.2%					$7,493,541
Republic of India	6.450	10-07-29	INR	373,000,000	5,208,015
Republic of India	7.270	04-08-26	INR	156,200,000	2,285,526
Indonesia 3.0%					142,526,388
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	11,245,269
Republic of Indonesia	1.100	03-12-33	EUR	2,709,000	3,219,191
Republic of Indonesia (A)	2.150	07-18-24	EUR	6,000,000	7,746,544
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	14,097,704
Republic of Indonesia	3.850	10-15-30		4,480,000	4,976,071
Republic of Indonesia	6.125	05-15-28	IDR	61,045,000,000	4,260,821
Republic of Indonesia	6.500	06-15-25	IDR	289,886,000,000	21,087,373
Republic of Indonesia	6.625	05-15-33	IDR	93,981,000,000	6,548,197
Republic of Indonesia	7.000	05-15-27	IDR	72,700,000,000	5,375,504
Republic of Indonesia	7.000	09-15-30	IDR	243,389,000,000	17,631,866
Republic of Indonesia	7.500	08-15-32	IDR	23,093,000,000	1,692,835
Republic of Indonesia	7.500	06-15-35	IDR	61,272,000,000	4,440,237
Republic of Indonesia	7.500	05-15-38	IDR	62,856,000,000	4,538,752
Republic of Indonesia	8.125	05-15-24	IDR	45,206,000,000	3,434,974
Republic of Indonesia	8.250	05-15-29	IDR	57,894,000,000	4,515,614
Republic of Indonesia	8.375	03-15-24	IDR	83,418,000,000	6,351,753
Republic of Indonesia	8.375	09-15-26	IDR	81,815,000,000	6,435,527
Republic of Indonesia	8.750	05-15-31	IDR	111,458,000,000	9,001,658
Republic of Indonesia	9.000	03-15-29	IDR	73,235,000,000	5,926,498
Ireland 0.4%					17,458,107
Republic of Ireland	3.400	03-18-24	EUR	12,890,000	17,458,107
Italy 0.7%					32,950,018
Republic of Italy	1.250	02-17-26		7,595,000	7,496,012
Republic of Italy (A)	1.850	07-01-25	EUR	19,430,000	25,454,006
Japan 0.8%					40,314,172
Government of Japan	0.100	06-20-25	JPY	4,387,750,000	40,314,172
Malaysia 1.3%					61,181,574
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	6,317,914
Government of Malaysia	3.828	07-05-34	MYR	22,120,000	5,344,688
Government of Malaysia	3.844	04-15-33	MYR	48,536,000	11,872,888
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	9,283,081
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	11,143,891
Government of Malaysia	4.059	09-30-24	MYR	37,710,000	9,609,764
Government of Malaysia	4.160	07-15-21	MYR	31,363,000	7,609,348
Mexico 0.8%					40,527,727
Government of Mexico	7.500	06-03-27	MXN	452,090,000	24,015,834
Government of Mexico	7.750	05-29-31	MXN	304,940,000	16,511,893
New Zealand 0.1%					2,962,697
Dominion of New Zealand	5.500	04-15-23	NZD	3,730,000	2,962,697
Norway 0.7%					33,683,989
Kingdom of Norway (A)	2.000	05-24-23	NOK	273,810,000	33,683,989
Philippines 0.6%					31,009,680
Republic of the Philippines	0.875	05-17-27	EUR	17,540,000	21,710,662
Republic of the Philippines	6.250	01-14-36	PHP	373,000,000	9,299,018
Portugal 1.1%					54,362,673
Republic of Portugal (A)	0.475	10-18-30	EUR	21,270,000	26,245,537
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Portugal (continued)
Republic of Portugal (A)	0.700	10-15-27	EUR	4,525,000	$5,784,018
Republic of Portugal (A)	5.125	10-15-24		19,575,000	22,333,118
Qatar 0.4%					17,540,001
State of Qatar (A)	4.000	03-14-29		6,955,000	7,998,834
State of Qatar (A)	4.817	03-14-49		7,575,000	9,541,167
Singapore 0.4%					19,618,299
Republic of Singapore	1.750	04-01-22	SGD	25,635,000	19,618,299
Spain 0.5%					22,943,548
Kingdom of Spain (A)	0.250	07-30-24	EUR	9,125,000	11,360,861
Kingdom of Spain (A)	0.800	07-30-27	EUR	9,040,000	11,582,687
Sweden 0.3%					16,476,522
Kingdom of Sweden (A)	0.125	04-24-23	EUR	13,340,000	16,476,522
United Arab Emirates 0.5%					22,738,424
Government of Abu Dhabi (A)	1.700	03-02-31		9,705,000	9,328,931
Government of Abu Dhabi (A)	3.125	04-16-30		7,880,000	8,565,560
Government of Abu Dhabi (A)	3.875	04-16-50		4,315,000	4,843,933
United Kingdom 0.2%					11,069,919
Government of United Kingdom	0.500	07-22-22	GBP	6,795,000	9,694,126

Government of United Kingdom	3.750	09-07-21	GBP	960,000	1,375,793
Corporate bonds 58.8%					$2,819,668,722
(Cost $2,740,263,888)
Communication services 8.8%					424,310,730
Diversified telecommunication services 0.8%
Cellnex Telecom SA	1.875	06-26-29	EUR	5,400,000	6,648,133
GCI LLC (A)	4.750	10-15-28		4,545,000	4,635,900
Level 3 Financing, Inc. (A)	4.625	09-15-27		1,665,000	1,710,230
Radiate Holdco LLC (A)	4.500	09-15-26		12,100,000	12,221,000
Radiate Holdco LLC (A)	6.500	09-15-28		4,556,000	4,681,290
Total Play Telecomunicaciones SA de CV (A)	7.500	11-12-25		8,945,000	9,135,081
Entertainment 1.1%
Lions Gate Capital Holdings LLC (A)	5.500	04-15-29		10,180,000	10,543,833
Netflix, Inc. (A)	3.625	06-15-25		20,350,000	21,799,938
Netflix, Inc.	4.375	11-15-26		6,690,000	7,544,915
Netflix, Inc.	4.875	04-15-28		2,890,000	3,324,656
Netflix, Inc. (A)	5.375	11-15-29		9,335,000	11,038,264
Interactive media and services 0.5%
ANGI Group LLC (A)	3.875	08-15-28		6,920,000	6,798,900
Match Group Holdings II LLC (A)	4.125	08-01-30		7,915,000	7,872,655
TripAdvisor, Inc. (A)	7.000	07-15-25		8,295,000	8,927,494
Media 4.7%
Altice Financing SA (A)	5.000	01-15-28		515,000	511,071
Altice France SA (A)	7.375	05-01-26		2,508,000	2,608,119
Cable One, Inc. (A)	4.000	11-15-30		4,450,000	4,394,375
CCO Holdings LLC (A)	4.250	02-01-31		1,700,000	1,696,600
CCO Holdings LLC (A)	4.500	08-15-30		8,205,000	8,361,141
CCO Holdings LLC (A)(B)	4.500	06-01-33		5,245,000	5,233,409
CCO Holdings LLC (A)	4.750	03-01-30		11,565,000	11,994,206
CCO Holdings LLC (A)	5.125	05-01-27		14,650,000	15,309,250
Charter Communications Operating LLC	2.800	04-01-31		2,350,000	2,345,300
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Charter Communications Operating LLC	5.125	07-01-49		15,905,000	$18,119,900
Charter Communications Operating LLC	5.750	04-01-48		7,045,000	8,609,162
CSC Holdings LLC (A)	3.375	02-15-31		3,830,000	3,571,475
CSC Holdings LLC (A)	5.750	01-15-30		18,349,000	19,152,686
CSC Holdings LLC (A)	6.500	02-01-29		875,000	957,215
CSC Holdings LLC (A)	7.500	04-01-28		11,291,000	12,363,645
DISH DBS Corp.	5.875	07-15-22		9,270,000	9,640,800
LCPR Senior Secured Financing DAC (A)	5.125	07-15-29		8,000,000	8,208,640
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27		15,810,000	16,978,359
News Corp. (A)	3.875	05-15-29		17,435,000	17,587,556
Sirius XM Radio, Inc. (A)	4.125	07-01-30		1,005,000	1,007,513
Townsquare Media, Inc. (A)	6.875	02-01-26		3,950,000	4,172,188
Virgin Media Finance PLC (A)	5.000	07-15-30		7,640,000	7,607,855
Virgin Media Secured Finance PLC (A)	4.500	08-15-30		5,145,000	5,132,138
Virgin Media Secured Finance PLC (A)	5.500	05-15-29		9,359,000	10,002,431
VTR Comunicaciones SpA (A)	4.375	04-15-29		4,495,000	4,461,288
VTR Comunicaciones SpA (A)	5.125	01-15-28		3,750,000	3,881,250
VTR Finance NV (A)	6.375	07-15-28		3,810,000	4,019,550
WMG Acquisition Corp. (A)	3.000	02-15-31		19,595,000	18,492,781
Wireless telecommunication services 1.7%
Millicom International Cellular SA (A)(B)	4.500	04-27-31		5,685,000	5,936,846
Sprint Capital Corp.	8.750	03-15-32		4,505,000	6,678,663
Sprint Corp.	7.125	06-15-24		1,655,000	1,907,388
T-Mobile USA, Inc.	2.625	04-15-26		2,415,000	2,457,963
T-Mobile USA, Inc.	2.625	02-15-29		4,405,000	4,228,800
T-Mobile USA, Inc.	2.875	02-15-31		4,070,000	3,924,864
T-Mobile USA, Inc.	3.375	04-15-29		4,865,000	4,950,673
T-Mobile USA, Inc.	3.500	04-15-31		8,110,000	8,247,465
T-Mobile USA, Inc.	3.750	04-15-27		6,760,000	7,431,336
T-Mobile USA, Inc.	4.500	02-01-26		6,615,000	6,778,589
T-Mobile USA, Inc.	4.750	02-01-28		1,665,000	1,779,652
VMED O2 UK Financing I PLC (A)	3.250	01-31-31	EUR	7,750,000	9,520,523
VMED O2 UK Financing I PLC (A)	4.250	01-31-31		17,725,000	17,165,776
Consumer discretionary 5.9%					281,041,522
Automobiles 1.3%
BMW Finance NV	1.000	11-14-24	EUR	4,785,000	6,059,619
Ford Motor Company	7.450	07-16-31		1,665,000	2,102,063
Ford Motor Company	8.500	04-21-23		9,865,000	11,011,806
Ford Motor Credit Company LLC	2.748	06-14-24	GBP	3,354,000	4,786,285
Ford Motor Credit Company LLC	2.900	02-16-28		3,620,000	3,524,975
Ford Motor Credit Company LLC	2.979	08-03-22		4,400,000	4,464,680
Ford Motor Credit Company LLC	3.087	01-09-23		2,905,000	2,959,469
Ford Motor Credit Company LLC	3.350	11-01-22		5,755,000	5,884,488
Ford Motor Credit Company LLC	3.370	11-17-23		7,345,000	7,578,534
Ford Motor Credit Company LLC	3.813	10-12-21		3,365,000	3,399,747
Ford Motor Credit Company LLC	4.000	11-13-30		2,575,000	2,626,346
Ford Motor Credit Company LLC	4.125	08-17-27		1,665,000	1,739,925
Ford Motor Credit Company LLC	4.250	09-20-22		3,320,000	3,425,908
Ford Motor Credit Company LLC	4.542	08-01-26		4,455,000	4,797,634
Hotels, restaurants and leisure 3.6%
Aramark Services, Inc. (A)	6.375	05-01-25		1,625,000	1,726,563
Carnival Corp. (A)	5.750	03-01-27		8,455,000	8,983,438
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Hilton Domestic Operating Company, Inc. (A)	3.625	02-15-32	4,920,000	$4,814,589
Hilton Domestic Operating Company, Inc.	4.875	01-15-30	2,950,000	3,139,095
Hilton Grand Vacations Borrower Escrow LLC (A)	5.000	06-01-29	6,110,000	6,171,100
Hyatt Hotels Corp.	5.750	04-23-30	7,696,000	9,152,904
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26	15,427,000	15,831,959
MGM Resorts International	4.750	10-15-28	1,060,000	1,118,300
New Red Finance, Inc. (A)	3.500	02-15-29	4,388,000	4,294,755
New Red Finance, Inc. (A)	3.875	01-15-28	5,438,000	5,458,393
New Red Finance, Inc. (A)	4.000	10-15-30	22,370,000	21,670,938
New Red Finance, Inc. (A)	4.250	05-15-24	7,706,000	7,780,517
Royal Caribbean Cruises, Ltd. (A)	5.500	04-01-28	11,467,000	12,069,018
Travel + Leisure Company (A)	6.625	07-31-26	12,745,000	14,593,280
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	6,920,000	7,075,700
Yum! Brands, Inc.	3.625	03-15-31	18,845,000	18,609,438
Yum! Brands, Inc.	4.625	01-31-32	9,070,000	9,478,422
Yum! Brands, Inc. (A)	4.750	01-15-30	19,625,000	20,989,330
Household durables 0.5%
Lennar Corp.	4.750	11-29-27	16,840,000	19,474,534
Newell Brands, Inc.	4.700	04-01-26	1,625,000	1,826,094
Internet and direct marketing retail 0.2%
MercadoLibre, Inc.	2.375	01-14-26	5,950,000	5,949,256
MercadoLibre, Inc. (B)	3.125	01-14-31	3,340,000	3,247,682
Specialty retail 0.3%
Carvana Company (A)	5.875	10-01-28	12,610,000	13,224,738
Consumer staples 3.6%				171,415,256
Food and staples retailing 0.0%
Albertsons Companies, Inc. (A)	4.875	02-15-30	845,000	880,659
Food products 3.3%
JBS USA Food Company (A)	7.000	01-15-26	11,145,000	11,886,143
Kraft Heinz Foods Company	3.000	06-01-26	7,061,000	7,455,454
Kraft Heinz Foods Company	3.750	04-01-30	13,755,000	14,715,758
Kraft Heinz Foods Company	3.875	05-15-27	3,905,000	4,274,545
Kraft Heinz Foods Company	4.250	03-01-31	16,095,000	17,896,788
Kraft Heinz Foods Company	4.375	06-01-46	2,935,000	3,147,341
Kraft Heinz Foods Company	4.625	10-01-39	11,120,000	12,430,816
Kraft Heinz Foods Company	6.875	01-26-39	12,485,000	17,137,671
Kraft Heinz Foods Company (A)	7.125	08-01-39	1,675,000	2,366,878
Lamb Weston Holdings, Inc. (A)	4.875	05-15-28	335,000	368,081
MARB BondCo PLC (A)	3.950	01-29-31	9,065,000	8,713,822
NBM US Holdings, Inc. (A)	7.000	05-14-26	2,929,000	3,163,320
Post Holdings, Inc. (A)	4.500	09-15-31	14,765,000	14,598,894
Post Holdings, Inc. (A)	5.500	12-15-29	3,230,000	3,449,882
Post Holdings, Inc. (A)	5.625	01-15-28	14,510,000	15,329,090
Post Holdings, Inc. (A)	5.750	03-01-27	19,660,000	20,547,649
Personal products 0.3%
Natura Cosmeticos SA (A)	4.125	05-03-28	8,030,000	8,234,765
Oriflame Investment Holding PLC (A)(B)	5.125	05-04-26	4,770,000	4,817,700
Energy 6.3%				302,123,942
Oil, gas and consumable fuels 6.3%
Aker BP ASA (A)	2.875	01-15-26	1,730,000	1,807,916
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Aker BP ASA (A)	3.750	01-15-30		11,235,000	$11,867,770
Aker BP ASA (A)	4.750	06-15-24		8,220,000	8,421,042
Cenovus Energy, Inc.	3.500	02-07-28	CAD	5,175,000	4,473,748
Cenovus Energy, Inc.	4.250	04-15-27		3,244,000	3,596,736
Cenovus Energy, Inc.	5.250	06-15-37		2,074,000	2,375,754
Cenovus Energy, Inc.	5.375	07-15-25		6,091,000	6,950,820
Cenovus Energy, Inc.	5.400	06-15-47		8,203,000	9,629,257
Cenovus Energy, Inc.	6.750	11-15-39		19,308,000	25,415,273
Cheniere Energy Partners LP (A)	4.000	03-01-31		10,824,000	11,172,533
Cheniere Energy Partners LP	4.500	10-01-29		810,000	856,575
Continental Resources, Inc. (A)(B)	5.750	01-15-31		22,560,000	26,474,837
Enbridge, Inc.	3.125	11-15-29		10,080,000	10,640,286
Enbridge, Inc.	4.250	12-01-26		7,996,000	9,005,376
EQM Midstream Partners LP (A)	4.750	01-15-31		6,445,000	6,485,281
EQT Corp. (A)	3.125	05-15-26		1,990,000	2,029,253
EQT Corp. (A)	3.625	05-15-31		4,954,000	5,102,298
EQT Corp.	3.900	10-01-27		3,283,000	3,505,916
Kinder Morgan, Inc.	2.000	02-15-31		3,020,000	2,854,007
Medco Oak Tree Pte, Ltd. (A)	7.375	05-14-26		6,590,000	7,183,100
Occidental Petroleum Corp.	3.200	08-15-26		1,560,000	1,503,450
Occidental Petroleum Corp.	3.400	04-15-26		2,417,000	2,356,575
Occidental Petroleum Corp.	6.125	01-01-31		7,895,000	8,756,739
Occidental Petroleum Corp.	6.625	09-01-30		6,977,000	7,995,084
Occidental Petroleum Corp.	7.500	05-01-31		3,470,000	4,127,253
Ovintiv, Inc.	6.500	08-15-34		7,620,000	10,075,089
Ovintiv, Inc.	6.500	02-01-38		1,635,000	2,140,436
Pertamina Persero PT (A)(B)	3.100	01-21-30		2,700,000	2,766,037
Pertamina Persero PT (A)	3.650	07-30-29		3,440,000	3,646,400
Petrobras Global Finance BV	5.093	01-15-30		8,899,000	9,530,829
Petrobras Global Finance BV	5.750	02-01-29		3,385,000	3,814,895
Petrobras Global Finance BV	6.900	03-19-49		11,065,000	12,901,790
Saudi Arabian Oil Company (A)	2.250	11-24-30		3,890,000	3,806,293
Saudi Arabian Oil Company (A)	3.500	04-16-29		9,115,000	9,853,235
Saudi Arabian Oil Company (A)	4.250	04-16-39		7,050,000	7,818,419
Saudi Arabian Oil Company (A)	4.375	04-16-49		5,805,000	6,450,400
Southwestern Energy Company	6.450	01-23-25		1,225,000	1,341,645
Targa Resources Partners LP	5.500	03-01-30		1,005,000	1,085,802
TC PipeLines LP	3.900	05-25-27		1,700,000	1,873,715
The Williams Companies, Inc.	3.500	11-15-30		865,000	927,012
The Williams Companies, Inc.	3.750	06-15-27		7,890,000	8,751,271
TransCanada PipeLines, Ltd.	4.100	04-15-30		13,295,000	15,086,810
Transcontinental Gas Pipe Line Company LLC	3.250	05-15-30		875,000	929,196
Valero Energy Corp.	3.400	09-15-26		5,490,000	5,917,789
Western Midstream Operating LP	5.300	02-01-30		8,000,000	8,820,000
Financials 11.5%					550,822,948
Banks 6.9%
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	9,038,203
Banco Actinver SA (A)	4.800	12-18-32		2,360,000	1,888,738
Banco Actinver SA (A)	9.500	12-18-32	MXN	138,600,000	5,079,727
Banco Santander SA (4.750% to 11-12-26, then 5 Year CMT + 3.753%) (C)	4.750	11-12-26		8,200,000	8,220,500
BNG Bank NV	0.250	06-07-24	EUR	3,800,000	4,733,530
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (4.500% to 2-25-30, then 5 Year CMT + 2.944%) (A)(B)(C)	4.500	02-25-30		8,095,000	$8,047,240
BNP Paribas SA (4.625% to 2-25-31, then 5 Year CMT + 3.340%) (A)(B)(C)	4.625	02-25-31		14,782,000	15,077,640
Citigroup, Inc. (Greater of 3 month EURIBOR + 0.500% or 0.000%) (D)	0.000	03-21-23	EUR	10,835,000	13,297,247
Credit Agricole SA (6.875% to 9-23-24, then 5 Year U.S. Swap Rate + 4.319%) (A)(B)(C)	6.875	09-23-24		1,926,000	2,151,111
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(C)	7.875	01-23-24		8,335,000	9,408,131
European Investment Bank (SONIA + 0.350%) (D)	0.399	06-29-23	GBP	6,180,000	8,814,902
European Investment Bank	1.500	05-12-22	NOK	117,270,000	14,163,973
First Horizon Bank	5.750	05-01-30		8,274,000	10,122,427
ING Groep NV (5.750% to 11-16-26, then 5 Year CMT + 4.342%) (C)	5.750	11-16-26		8,269,000	9,101,027
International Bank for Reconstruction & Development	1.900	01-16-25	CAD	15,730,000	13,485,573
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	13,998,000	10,337,212
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	12,620,000	9,276,583
International Bank for Reconstruction & Development	7.450	08-20-21	IDR	32,325,000,000	2,273,046
International Finance Corp.	0.375	09-10-25	NZD	12,980,000	9,018,168
Intesa Sanpaolo SpA (A)	4.198	06-01-32		7,674,000	7,771,004
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (A)(C)	7.700	09-17-25		7,875,000	8,977,500
Lloyds Banking Group PLC (7.500% to 9-27-25, then 5 Year U.S. Swap Rate + 4.496%) (C)	7.500	09-27-25		9,344,000	10,821,473
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25		8,590,000	9,530,863
Nordea Eiendomskreditt AS (3 month NIBOR + 0.300%) (D)	0.720	06-21-23	NOK	88,000,000	10,575,573
Nordea Eiendomskreditt AS (3 month NIBOR + 0.340%) (D)	0.760	06-19-24	NOK	110,000,000	13,248,095
Nordic Investment Bank	1.500	01-24-22	NOK	58,000,000	6,985,927
Pacific Western Bank (3.250% to 5-1-26, then SOFR + 2.520%)	3.250	05-01-31		3,265,000	3,288,740
Popular, Inc.	6.125	09-14-23		17,095,000	18,334,388
QNB Finance, Ltd.	3.500	03-28-24		4,285,000	4,573,929
QNB Finance, Ltd.	4.350	01-29-22	CNY	18,860,000	2,990,013
Shinhan Financial Group Company, Ltd. (2.875% to 5-12-26, then 5 Year CMT + 2.064%) (A)(C)	2.875	05-12-26		9,105,000	9,046,091
Societe Generale SA (4.750% to 5-26-26, then 5 Year CMT + 3.931%) (A)(C)	4.750	05-26-26		3,665,000	3,752,227
Societe Generale SA (6.750% to 4-6-28, then 5 Year U.S. Swap Rate + 3.929%) (A)(C)	6.750	04-06-28		4,155,000	4,633,864
Societe Generale SA (8.000% to 9-29-25, then 5 Year ICE Swap Rate + 5.873%) (A)(C)	8.000	09-29-25		6,640,000	7,801,336
U.S. Bancorp	0.850	06-07-24	EUR	18,550,000	23,238,563
UniCredit SpA (5.459% to 6-30-30, then 5 Year CMT + 4.750%) (A)	5.459	06-30-35		1,625,000	1,757,314
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) (C)	8.000	06-03-24		3,624,000	4,017,653
Wells Fargo & Company (3 month BBSW + 1.320%) (D)	1.331	07-27-21	AUD	9,035,000	6,977,215
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	9,726,008
Capital markets 2.3%
Credit Suisse Group AG (4.500% to 9-3-30, then 5 Year CMT + 3.554%) (A)(B)(C)	4.500	09-03-30		8,035,000	7,814,841
Credit Suisse Group AG (5.100% to 1-24-30, then 5 Year CMT + 3.293%) (A)(C)	5.100	01-24-30		3,965,000	4,014,285
Credit Suisse Group AG (6.375% to 8-21-26, then 5 Year CMT + 4.822%) (A)(C)	6.375	08-21-26		8,715,000	9,521,138
Deutsche Bank AG (6.000% to 10-30-25, then 5 Year CMT + 4.524%) (C)	6.000	10-30-25		16,600,000	17,430,000
MSCI, Inc. (A)	3.625	09-01-30		16,020,000	16,160,175
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
MSCI, Inc. (A)	3.625	11-01-31		8,740,000	$8,810,707
MSCI, Inc. (A)	3.875	02-15-31		7,940,000	8,069,025
MSCI, Inc. (A)	4.000	11-15-29		2,625,000	2,722,571
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	7,713,000	9,660,221
The Goldman Sachs Group, Inc.	2.000	11-01-28	EUR	2,510,000	3,363,872
The Goldman Sachs Group, Inc.	3.375	03-27-25	EUR	1,960,000	2,680,364
UBS Group AG (3.875% to 6-2-26, then 5 Year CMT + 3.098%) (A)(C)	3.875	06-02-26		5,800,000	5,792,460
UBS Group AG (4.375% to 2-10-31, then 5 Year CMT + 3.313%) (A)(C)	4.375	02-10-31		10,145,000	10,106,956
UBS Group AG (5.125% to 7-29-26, then 5 Year CMT + 4.855%) (C)	5.125	07-29-26		4,672,000	5,034,080
Consumer finance 0.1%
Capital One Financial Corp.	0.800	06-12-24	EUR	1,100,000	1,369,335
Diversified financial services 1.1%
Berkshire Hathaway Finance Corp.	2.375	06-19-39	GBP	7,150,000	10,734,317
Berkshire Hathaway, Inc., Zero Coupon	0.000	03-12-25	EUR	10,945,000	13,358,127
European Financial Stability Facility	1.875	05-23-23	EUR	2,500,000	3,198,435
Icahn Enterprises LP	5.250	05-15-27		995,000	1,020,054
Mexico Remittances Funding Fiduciary Estate Management Sarl (A)	4.875	01-15-28		6,450,000	6,266,175
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	93,788,412	18,850,541
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		15,170,000	22,188,358
Chubb INA Holdings, Inc.	0.300	12-15-24	EUR	9,990,000	12,283,273
DB Insurance Company, Ltd.	3.512	05-25-24	KRW	10,000,000,000	9,295,986
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	9,494,898
Health care 5.3%					254,413,463
Health care equipment and supplies 0.7%
Becton Dickinson Euro Finance Sarl	1.208	06-04-26	EUR	8,910,000	11,348,334
DH Europe Finance II Sarl	0.450	03-18-28	EUR	18,445,000	22,514,794
Health care providers and services 2.6%
Centene Corp.	2.500	03-01-31		9,265,000	8,875,870
Centene Corp.	3.000	10-15-30		18,720,000	18,720,000
Centene Corp.	3.375	02-15-30		18,780,000	18,967,800
Centene Corp.	4.625	12-15-29		2,625,000	2,833,504
HCA, Inc.	3.500	09-01-30		33,251,000	34,172,053
HCA, Inc.	4.125	06-15-29		13,845,000	15,500,231
HCA, Inc.	5.375	02-01-25		16,935,000	18,946,031
Rede D'or Finance Sarl (A)	4.500	01-22-30		7,890,000	7,972,924
Life sciences tools and services 0.4%
Thermo Fisher Scientific, Inc.	0.500	03-01-28	EUR	6,585,000	8,067,934
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	3,288,000	4,108,507
Thermo Fisher Scientific, Inc.	1.400	01-23-26	EUR	4,947,000	6,377,322
Pharmaceuticals 1.6%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	8,285,657
Allergan Funding SCS	2.625	11-15-28	EUR	3,795,000	4,857,201
Bausch Health Companies, Inc. (A)	5.000	01-30-28		15,409,000	14,445,938
Bausch Health Companies, Inc. (A)	5.000	02-15-29		2,980,000	2,734,150
Bausch Health Companies, Inc. (A)	5.250	01-30-30		21,430,000	19,742,388
Bausch Health Companies, Inc. (A)	5.250	02-15-31		2,440,000	2,232,600
Bausch Health Companies, Inc. (A)	5.500	11-01-25		4,675,000	4,799,121
Bausch Health Companies, Inc. (A)	6.250	02-15-29		10,585,000	10,346,838
Bausch Health Companies, Inc. (A)	9.000	12-15-25		5,870,000	6,286,183
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Pharmaceuticals (continued)
Jazz Securities DAC (A)	4.375	01-15-29		2,215,000	$2,278,083
Industrials 6.0%					288,782,491
Aerospace and defense 1.2%
Airbus SE	1.625	06-09-30	EUR	2,740,000	3,600,912
DAE Funding LLC (A)	3.375	03-20-28		6,635,000	6,662,204
Spirit AeroSystems, Inc. (A)	7.500	04-15-25		1,705,000	1,824,350
The Boeing Company	5.040	05-01-27		11,170,000	12,876,947
The Boeing Company	5.150	05-01-30		27,030,000	31,639,948
Air freight and logistics 0.2%
Hidrovias International Finance SARL (A)	4.950	02-08-31		3,515,000	3,601,293
Simpar Europe SA (A)	5.200	01-26-31		3,245,000	3,281,539
Simpar Finance Sarl (A)	10.750	02-12-28	BRL	30,765,000	5,448,469
Airlines 2.4%
American Airlines Group, Inc. (A)	5.000	06-01-22		8,485,000	8,463,788
American Airlines, Inc. (A)	5.500	04-20-26		9,940,000	10,461,850
American Airlines, Inc. (A)	5.750	04-20-29		8,095,000	8,683,749
Delta Air Lines 2020-1 Class A Pass Through Trust	2.500	06-10-28		5,767,116	5,862,591
Delta Air Lines, Inc.	2.900	10-28-24		7,330,000	7,431,829
Delta Air Lines, Inc. (A)	4.500	10-20-25		3,390,000	3,660,355
Delta Air Lines, Inc. (A)	4.750	10-20-28		30,093,000	32,848,607
Delta Air Lines, Inc. (A)	7.000	05-01-25		11,720,000	13,628,357
Delta Air Lines, Inc.	7.375	01-15-26		1,655,000	1,948,684
Mileage Plus Holdings LLC (A)	6.500	06-20-27		8,520,000	9,353,256
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27		12,852,033	14,139,678
Building products 0.1%
Builders FirstSource, Inc. (A)	6.750	06-01-27		1,757,000	1,879,990
Johnson Controls International PLC	0.375	09-15-27	EUR	2,590,000	3,153,832
Commercial services and supplies 0.3%
Cimpress PLC (A)	7.000	06-15-26		10,985,000	11,520,519
Prime Security Services Borrower LLC (A)	3.375	08-31-27		1,055,000	1,012,536
Construction and engineering 0.2%
AECOM	5.125	03-15-27		8,062,000	8,918,588
Professional services 0.1%
CoStar Group, Inc. (A)	2.800	07-15-30		5,780,000	5,757,277
Road and rail 0.5%
Indian Railway Finance Corp., Ltd. (A)	3.249	02-13-30		7,580,000	7,590,957
Movida Europe SA (A)	5.250	02-08-31		2,480,000	2,465,120
Uber Technologies, Inc. (A)	7.500	05-15-25		1,640,000	1,770,380
Uber Technologies, Inc. (A)	8.000	11-01-26		10,975,000	11,850,695
Trading companies and distributors 0.8%
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	11,995,753
United Rentals North America, Inc.	3.875	02-15-31		11,355,000	11,411,775
United Rentals North America, Inc.	4.000	07-15-30		7,265,000	7,401,073
United Rentals North America, Inc.	4.875	01-15-28		6,470,000	6,834,261
Transportation infrastructure 0.2%
Adani Ports & Special Economic Zone, Ltd. (A)	3.100	02-02-31		5,975,000	5,676,636
Adani Ports & Special Economic Zone, Ltd. (A)	4.200	08-04-27		3,885,000	4,124,693
Information technology 1.7%					82,556,829
IT services 0.8%
Fidelity National Information Services, Inc.	1.000	12-03-28	EUR	4,800,000	5,991,627
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
IT services (continued)
Fidelity National Information Services, Inc.	1.500	05-21-27	EUR	9,625,000	$12,425,748
Fiserv, Inc.	1.125	07-01-27	EUR	3,495,000	4,438,353
Gartner, Inc. (A)	3.750	10-01-30		3,289,000	3,301,498
Square, Inc. (A)	3.500	06-01-31		3,325,000	3,324,801
Twilio, Inc.	3.625	03-15-29		4,795,000	4,823,099
Twilio, Inc.	3.875	03-15-31		6,440,000	6,523,527
Semiconductors and semiconductor equipment 0.1%
SK Hynix, Inc. (A)	1.500	01-19-26		4,935,000	4,906,614
Software 0.2%
Camelot Finance SA (A)	4.500	11-01-26		4,330,000	4,486,963
j2 Global, Inc. (A)	4.625	10-15-30		3,555,000	3,634,988
Technology hardware, storage and peripherals 0.6%
Apple, Inc.	0.875	05-24-25	EUR	9,831,000	12,456,524
Atento Luxco 1 SA (A)	8.000	02-10-26		4,445,000	4,834,117
CDW LLC	4.250	04-01-28		1,655,000	1,727,406
Dell International LLC (A)	8.350	07-15-46		5,348,000	8,393,783
Xerox Holdings Corp. (A)	5.000	08-15-25		1,225,000	1,287,781
Materials 5.8%					277,973,535
Chemicals 0.8%
Braskem Netherlands Finance BV (A)	4.500	01-10-28		5,509,000	5,798,278
Braskem Netherlands Finance BV (A)	5.875	01-31-50		6,055,000	6,504,887
CF Industries, Inc.	5.375	03-15-44		1,250,000	1,459,375
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	5,343,207
FS Luxembourg Sarl (A)	10.000	12-15-25		6,390,000	7,029,000
NOVA Chemicals Corp. (A)	5.250	06-01-27		1,000,000	1,070,000
SCIH Salt Holdings, Inc. (A)	4.875	05-01-28		9,535,000	9,463,488
Construction materials 0.4%
Cemex SAB de CV (A)	3.875	07-11-31		7,770,000	7,779,790
St. Mary's Cement, Inc. (A)	5.750	01-28-27		7,505,000	8,653,265
Standard Industries, Inc. (A)	3.375	01-15-31		2,575,000	2,442,606
Standard Industries, Inc. (A)	5.000	02-15-27		915,000	947,171
Containers and packaging 2.3%
Ardagh Metal Packaging Finance USA LLC (A)	3.250	09-01-28		9,710,000	9,697,863
Ardagh Metal Packaging Finance USA LLC (A)	4.000	09-01-29		10,505,000	10,347,425
Ardagh Packaging Finance PLC (A)	4.125	08-15-26		1,655,000	1,694,306
Ball Corp.	2.875	08-15-30		5,485,000	5,238,175
Ball Corp.	4.000	11-15-23		11,735,000	12,453,769
Ball Corp.	4.875	03-15-26		8,590,000	9,591,852
Ball Corp.	5.250	07-01-25		13,700,000	15,498,125
Berry Global, Inc. (A)	5.625	07-15-27		6,805,000	7,217,451
Crown Americas LLC	4.250	09-30-26		1,490,000	1,596,163
Crown Americas LLC	4.500	01-15-23		10,709,000	11,257,836
Crown Cork & Seal Company, Inc.	7.375	12-15-26		10,748,000	13,058,820
Reynolds Group Issuer, Inc. (A)	4.000	10-15-27		13,505,000	13,268,663
Metals and mining 2.3%
ArcelorMittal SA	4.550	03-11-26		995,000	1,111,120
ArcelorMittal SA	7.000	03-01-41		4,985,000	6,777,606
ArcelorMittal SA	7.250	10-15-39		1,275,000	1,752,743
Cleveland-Cliffs, Inc. (A)(B)	4.625	03-01-29		14,925,000	15,363,497
Cleveland-Cliffs, Inc. (A)(B)	4.875	03-01-31		8,180,000	8,363,886
Cleveland-Cliffs, Inc. (A)	6.750	03-15-26		3,835,000	4,141,685
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
FMG Resources August 2006 Pty, Ltd. (A)	4.375	04-01-31		23,363,000	$24,409,662
Freeport-McMoRan, Inc.	4.125	03-01-28		1,430,000	1,492,563
Freeport-McMoRan, Inc.	4.625	08-01-30		10,030,000	11,007,925
Freeport-McMoRan, Inc.	5.450	03-15-43		19,505,000	23,552,288
Indonesia Asahan Aluminium Persero PT (A)	4.750	05-15-25		11,455,000	12,589,045
Real estate 1.4%					64,697,446
Equity real estate investment trusts 1.4%
American Tower Corp.	0.500	01-15-28	EUR	2,845,000	3,424,155
American Tower Corp.	1.950	05-22-26	EUR	3,650,000	4,794,689
Crown Castle International Corp.	2.250	01-15-31		2,550,000	2,464,678
Host Hotels & Resorts LP	3.375	12-15-29		2,565,000	2,614,492
Host Hotels & Resorts LP	3.500	09-15-30		2,575,000	2,643,208
MGM Growth Properties Operating Partnership LP (A)	4.625	06-15-25		1,055,000	1,118,300
SBA Communications Corp. (A)	3.125	02-01-29		9,770,000	9,379,200
SBA Communications Corp.	3.875	02-15-27		22,055,000	22,551,238
SBA Communications Corp.	4.875	09-01-24		1,067,000	1,089,012
VICI Properties LP (A)	4.125	08-15-30		9,945,000	10,098,153
VICI Properties LP (A)	4.625	12-01-29		4,345,000	4,520,321
Utilities 2.5%					121,530,560
Electric utilities 1.6%
Chile Electricity PEC SpA (A)(B)(E)	3.030	01-25-28		2,925,000	2,391,188
EDP Finance BV	0.375	09-16-26	EUR	1,315,000	1,616,905
FirstEnergy Corp.	4.400	07-15-27		9,045,000	9,861,280
FirstEnergy Corp.	7.375	11-15-31		15,800,000	21,043,704
Israel Electric Corp., Ltd. (A)	6.875	06-21-23		4,565,000	5,100,595
NRG Energy, Inc. (A)	3.625	02-15-31		5,657,000	5,423,649
NRG Energy, Inc. (A)	5.250	06-15-29		8,062,000	8,465,100
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (A)	4.125	05-15-27		12,660,000	13,729,770
PG&E Corp.	5.250	07-01-30		8,840,000	8,939,450
Vistra Operations Company LLC (A)	5.000	07-31-27		2,411,000	2,462,234
Independent power and renewable electricity producers 0.7%
Adani Green Energy UP, Ltd. (A)	6.250	12-10-24		5,330,000	5,916,300
DPL, Inc.	4.125	07-01-25		13,920,000	14,877,000
Greenko Dutch BV (A)	3.850	03-29-26		6,350,000	6,486,525
Greenko Solar Mauritius, Ltd. (A)	5.550	01-29-25		5,260,000	5,412,441
The AES Corp. (A)	3.950	07-15-30		1,650,000	1,781,505
Multi-utilities 0.2%
E.ON SE	0.375	09-29-27	EUR	3,200,000	3,943,329

Engie SA	0.375	06-21-27	EUR	3,300,000	4,079,585
Convertible bonds 3.1%					$148,106,809
(Cost $128,839,147)
Communication services 0.8%					40,103,138
Diversified telecommunication services 0.1%
Cellnex Telecom SA	0.750	11-20-31	EUR	6,000,000	7,041,664
Media 0.7%
DISH Network Corp.	3.375	08-15-26		5,520,000	5,696,640
Liberty Broadband Corp. (A)	1.250	09-30-50		12,375,000	12,405,938
Liberty Broadband Corp. (A)	2.750	09-30-50		8,550,000	8,976,393
Liberty Media Corp. (A)	0.500	12-01-50		5,085,000	5,982,503
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary 0.4%					$17,299,077
Household durables 0.2%
Sony Group Corp., Zero Coupon	0.000	09-30-22	JPY	356,000,000	7,146,902
Specialty retail 0.2%
Burlington Stores, Inc.	2.250	04-15-25		6,365,000	10,152,175
Energy 0.2%					12,268,481
Oil, gas and consumable fuels 0.2%
BP Capital Markets PLC	1.000	04-28-23	GBP	8,300,000	12,268,481
Industrials 1.5%					70,052,238
Airlines 1.1%
Air Canada (A)	4.000	07-01-25		5,160,000	8,559,150
American Airlines Group, Inc.	6.500	07-01-25		14,450,000	24,998,500
Southwest Airlines Company	1.250	05-01-25		9,450,000	16,088,625
Road and rail 0.4%
Uber Technologies, Inc., Zero Coupon (A)	0.000	12-15-25		20,055,000	20,405,963
Information technology 0.2%					8,383,875
IT services 0.2%

Sabre GLBL, Inc.	4.000	04-15-25		4,245,000	8,383,875
Capital preferred securities 0.3%					$15,558,068
(Cost $14,157,614)
Financials 0.3%					15,558,068
Banks 0.3%

USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (C)(D)	3.500	06-28-21		16,050,000	15,558,068
Term loans (F) 1.2%					$57,770,121
(Cost $57,824,992)
Consumer discretionary 0.2%					11,214,783
Hotels, restaurants and leisure 0.2%
Carnival Corp., 2021 USD Term Loan B (G)	TBD	06-30-25		3,145,000	3,155,473
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B (G)	TBD	05-20-28		4,395,000	4,400,494
KFC Holding Company, 2021 Term Loan B (G)	TBD	03-15-28		1,154,000	1,154,485
Marriott Ownership Resorts, Inc., 2019 Term Loan B (G)	TBD	08-29-25		327,000	321,686
New Red Finance, Inc., Term Loan B4 (G)	TBD	11-19-26		2,218,000	2,182,645
Health care 0.2%					9,895,905
Pharmaceuticals 0.2%
Jazz Financing Lux Sarl, USD Term Loan (1 month LIBOR + 3.500%)	4.000	04-21-28		4,520,000	4,538,577
Organon & Company, Term Loan (G)	TBD	04-07-28		5,365,000	5,357,328
Industrials 0.3%					12,313,033
Airlines 0.1%
United Airlines, Inc., 2021 Term Loan B (G)	TBD	04-21-28		2,804,000	2,828,535
Construction and engineering 0.1%
AECOM, 2021 Term Loan B (1 week LIBOR + 1.750%)	1.863	04-13-28		3,650,000	3,639,744
Machinery 0.1%
Brown Group Holding LLC, Term Loan B (G)	TBD	04-27-28		5,855,000	5,844,754
Information technology 0.4%					18,591,965
Technology hardware, storage and peripherals 0.4%
Dell International LLC, 2021 Term Loan B (G)	TBD	09-19-25		18,595,313	18,591,965
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Materials 0.1%				$5,754,435
Chemicals 0.1%

SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B (3 month LIBOR + 4.000%)	4.750	03-16-27	5,795,000	5,754,435
Collateralized mortgage obligations 0.9%				$44,760,850
(Cost $44,013,535)
Commercial and residential 0.9%				43,791,478
Arroyo Mortgage Trust
Series 2019-1, Class A1 (A)(H)	3.805	01-25-49	7,582,290	7,743,233
Series 2019-2, Class A1 (A)(H)	3.347	04-25-49	7,173,192	7,294,591
Series 2019-3, Class A1 (A)(H)	2.962	10-25-48	5,671,680	5,769,861
BX Commercial Mortgage Trust
Series 2019-XL, Class A (1 month LIBOR + 0.920%) (A)(D)	1.026	10-15-36	17,700,979	17,720,532
CSMC Trust
Series 2019-NQM1, Class A1 (A)	2.656	10-25-59	3,860,227	3,930,677
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	4,476,785	46,879
Series 2007-4, Class ES IO	0.350	07-19-47	4,924,405	65,779
Series 2007-6, Class ES IO (A)	0.343	08-19-37	4,564,754	64,881
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A (H)	5.429	11-25-34	1,064,278	1,155,045
U.S. Government Agency 0.0%				969,372
Federal Home Loan Mortgage Corp.
Series 2017-DNA3, Class M1 (1 month LIBOR + 0.750%) (D)	0.859	03-25-30	968,360	969,372
Asset backed securities 2.1%				$98,838,504
(Cost $94,937,650)
Asset backed securities 2.1%				98,838,504
AMSR Trust
Series 2019-SFR1, Class A (A)	2.774	01-19-39	13,845,000	14,441,616
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(D)	0.349	07-25-36	1,103,644	1,103,140
DB Master Finance LLC
Series 2017-1A, Class A2I (A)	3.629	11-20-47	7,619,063	7,731,825
Series 2019-1A, Class A2I (A)	3.787	05-20-49	10,326,075	10,492,118
Series 2019-1A, Class A2II (A)	4.021	05-20-49	5,752,538	6,075,255
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	5,796,850	6,101,243
FirstKey Homes Trust
Series 2020-SFR2, Class A (A)	1.266	10-19-37	4,021,105	4,017,924
Home Partners of America Trust
Series 2018-1, Class D (1 month LIBOR + 1.450%) (A)(D)	1.558	07-17-37	7,715,000	7,718,804
Series 2019-1, Class B (A)	3.157	09-17-39	4,605,769	4,692,910
Jack in the Box Funding LLC
Series 2019-1A, Class A2II (A)	4.476	08-25-49	6,962,388	7,366,554
Mill City Mortgage Loan Trust
Series 2018-3, Class A1 (A)(H)	3.482	08-25-58	8,891,517	9,287,118
MVW Owner Trust
Series 2018-1A, Class A (A)	3.450	01-21-36	3,376,826	3,506,761
Taco Bell Funding LLC
Series 2016-1A, Class A23 (A)	4.970	05-25-46	15,014,400	16,303,236

	Shares	Value
Common stocks 3.0%		$146,175,433
(Cost $151,391,554)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)(J)	110,794	0
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary 0.3%		$12,694,416
Automobiles 0.3%
General Motors Company (J)	214,035	12,694,416
Financials 1.1%		54,555,037
Banks 1.1%
CIT Group, Inc.	184,570	9,778,519
Credit Agricole SA	695,120	10,418,816
Societe Generale SA	315,860	10,113,533
Synovus Financial Corp.	205,010	10,070,091
U.S. Bancorp	233,203	14,174,078
Industrials 0.7%		35,078,491
Aerospace and defense 0.5%
The Boeing Company (J)	91,766	22,668,007
Airlines 0.2%
Delta Air Lines, Inc. (J)	260,287	12,410,484
Real estate 0.5%		26,285,739
Equity real estate investment trusts 0.5%
Americold Realty Trust	373,545	14,202,181
Safehold, Inc.	172,376	12,083,558
Utilities 0.4%		17,561,750
Multi-utilities 0.4%

Dominion Energy, Inc.	176,500	17,561,750
Preferred securities 3.7%		$174,966,740
(Cost $166,799,781)
Communication services 0.1%		6,127,911
Media 0.1%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)	4,970	6,127,911
Financials 0.5%		25,034,302
Banks 0.5%
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (D)	12,425	11,754,796
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	7,094,066
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	6,185,440
Health care 0.4%		16,913,255
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.000% (B)	113,050	6,161,225
Danaher Corp., 4.750%	6,190	10,752,030
Industrials 0.5%		25,202,322
Machinery 0.5%
Fortive Corp., 5.000%	11,782	11,838,671
Stanley Black & Decker, Inc., 5.250% (B)	105,700	13,363,651
Information technology 0.4%		16,939,334
IT services 0.1%
Sabre Corp., 6.500%	24,800	4,346,448
Semiconductors and semiconductor equipment 0.3%
Broadcom, Inc., 8.000%	8,280	12,592,886
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Shares	Value
Utilities 1.8%		$84,749,616
Electric utilities 1.5%
American Electric Power Company, Inc., 6.125%	288,950	14,508,180
NextEra Energy, Inc., 4.872%	278,050	15,470,702
NextEra Energy, Inc., 5.279%	329,050	15,748,333
NextEra Energy, Inc., 6.219%	183,350	8,870,473
The Southern Company, 6.750%	336,250	17,437,925
Multi-utilities 0.3%
DTE Energy Company, 6.250%	249,050	12,714,003

	Contracts/ Notional amount	Value
Purchased options 0.0%		$1,955,781
(Cost $1,464,838)
Puts 0.0%		1,955,781
Over the Counter Option on the USD vs. CAD (Expiration Date: 10-7-21; Strike Price: $1.22; Counterparty: Canadian Imperial Bank of Commerce) (J)(K)	79,445,000	1,747,790
Over the Counter Option on the USD vs. MXN (Expiration Date: 7-22-21; Strike Price: $19.25; Counterparty: HSBC Bank USA, N.A.) (J)(K)	63,470,000	207,991

	Yield (%)	Shares	Value
Short-term investments 2.2%			$105,835,631
(Cost $105,849,502)
Short-term funds 0.8%			40,561,631
John Hancock Collateral Trust (L)	0.0241(M)	4,054,096	40,561,631

	Par value^	Value
Repurchase agreement 1.4%		65,274,000
Repurchase Agreement with State Street Corp. dated 5-28-21 at 0.000% to be repurchased at $65,274,000 on 6-1-21, collateralized by $66,525,700 U.S. Treasury Notes, 0.125% due 11-30-22 (valued at $66,579,566)	65,274,000	65,274,000

Total investments (Cost $4,655,177,651) 100.0%	$4,797,664,811
Other assets and liabilities, net (0.0%)	(1,108,986)
Total net assets 100.0%	$4,796,555,825

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,867,130,920 or 38.9% of the fund's net assets as of 5-31-21.
(B)	All or a portion of this security is on loan as of 5-31-21. The value of securities on loan amounted to $39,672,717.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(J)	Non-income producing security.
(K)	For this type of option, notional amounts are equivalent to number of contracts.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(M)	The rate shown is the annualized seven-day yield as of 5-31-21.
The fund had the following country composition as a percentage of net assets on 5-31-21:
United States	57.7%
Canada	6.4%
Indonesia	3.7%
Luxembourg	2.6%
United Kingdom	2.1%
Brazil	1.9%
Supranational	1.8%
Norway	1.7%
France	1.7%
Mexico	1.3%
Other countries	19.1%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	354	Long	Jun 2021	$64,171,475	$63,595,865	$(575,610)
10-Year U.S. Treasury Note Futures	874	Short	Sep 2021	(115,134,799)	(115,313,375)	(178,576)
Euro-Buxl Futures	549	Short	Jun 2021	(133,514,024)	(134,899,798)	(1,385,774)
German Euro BUND Futures	388	Short	Jun 2021	(80,727,804)	(80,406,516)	321,288
U.S. Treasury Long Bond Futures	4,786	Short	Sep 2021	(747,132,075)	(749,158,563)	(2,026,488)
Ultra U.S. Treasury Bond Futures	81	Short	Sep 2021	(11,714,502)	(11,741,203)	(26,701)
						$(3,871,861)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	30,078,750	NZD	32,369,247	ANZ	6/16/2021	—	$(279,576)
AUD	30,078,750	NZD	32,192,790	CITI	6/16/2021	—	(151,146)
AUD	15,039,375	NZD	16,165,945	MSCS	6/16/2021	—	(126,193)
AUD	60,290,000	USD	46,517,533	CITI	6/16/2021	$144,160	—
AUD	40,997,561	USD	32,032,407	GSI	6/16/2021	—	(302,176)
CAD	22,405,542	EUR	15,158,750	GSI	6/16/2021	20,705	—
CAD	22,454,837	EUR	15,158,688	RBC	6/16/2021	61,621	—
CAD	37,926,645	USD	30,265,000	BMO	6/16/2021	1,156,460	—
CAD	36,808,499	USD	30,312,500	CIBC	6/16/2021	182,599	—
CAD	19,254,416	USD	15,786,125	GSI	6/16/2021	165,770	—
CAD	75,670,225	USD	60,378,333	JPM	6/16/2021	2,312,921	—
CAD	19,221,170	USD	15,786,125	MSCS	6/16/2021	138,227	—
CAD	176,725,942	USD	141,811,125	NAB	6/16/2021	4,602,752	—
CAD	37,914,850	USD	30,226,667	RBC	6/16/2021	1,185,021	—
CAD	57,225,240	USD	46,095,417	SSB	6/16/2021	1,314,540	—
CAD	19,246,444	USD	15,786,125	UBS	6/16/2021	159,165	—
EUR	15,158,750	CAD	22,300,947	CIBC	6/16/2021	65,951	—
EUR	15,158,750	CAD	22,299,411	HUS	6/16/2021	67,223	—
EUR	60,635,000	CAD	89,435,109	MSCS	6/16/2021	72,156	—
EUR	30,176,250	GBP	25,920,169	SSB	6/16/2021	85,619	—
EUR	45,303,750	GBP	38,889,690	UBS	6/16/2021	163,184	—
EUR	15,121,250	NOK	151,649,504	GSI	6/16/2021	258,651	—
EUR	35,852,300	NOK	360,118,278	HUS	6/16/2021	546,017	—
EUR	24,860,000	USD	30,361,702	CITI	6/16/2021	46,479	—
EUR	15,075,000	USD	18,135,783	JPM	6/16/2021	303,610	—
EUR	59,812,500	USD	71,282,881	SCB	6/16/2021	1,878,395	—
GBP	25,923,669	EUR	30,097,500	JPM	6/16/2021	15,678	—
GBP	26,150,540	EUR	30,255,000	MSCS	6/16/2021	145,349	—
GBP	13,056,442	EUR	15,127,500	SCB	6/16/2021	45,926	—
GBP	23,877,750	USD	33,095,835	BARC	6/16/2021	827,738	—
GBP	21,459,750	USD	29,806,918	CITI	6/16/2021	681,357	—
GBP	30,225,000	USD	41,946,255	GSI	6/16/2021	994,977	—
GBP	11,399,254	USD	15,667,861	HUS	6/16/2021	527,275	—
GBP	31,835,000	USD	44,925,151	MSCS	6/16/2021	303,439	—
JPY	1,349,635,738	CAD	15,042,500	CITI	6/16/2021	—	(134,564)
JPY	1,349,182,342	CAD	15,042,500	JPM	6/16/2021	—	(138,705)
JPY	2,711,987,344	USD	24,860,000	GSI	6/16/2021	—	(88,162)
JPY	3,287,524,406	USD	30,187,500	SCB	6/16/2021	—	(158,591)
JPY	3,251,892,155	USD	29,985,625	SSB	6/16/2021	—	(282,188)
NOK	152,225,486	EUR	15,121,250	CIBC	6/16/2021	—	(189,384)
18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
NOK	152,866,419	EUR	15,042,500	GSI	6/16/2021	—	$(15,981)
NOK	152,457,372	EUR	15,121,250	HUS	6/16/2021	—	(161,497)
NOK	210,464,804	EUR	20,731,050	MSCS	6/16/2021	—	(47,324)
NZD	32,863,245	AUD	30,078,750	BARC	6/16/2021	$639,120	—
NZD	27,826,052	USD	19,966,645	ANZ	6/16/2021	285,852	—
NZD	19,010,998	USD	13,615,827	CITI	6/16/2021	220,853	—
NZD	9,008,058	USD	6,502,678	HUS	6/16/2021	53,613	—
USD	23,500,538	AUD	30,323,333	ANZ	6/16/2021	31,669	—
USD	46,338,080	AUD	60,290,000	GSI	6/16/2021	—	(323,613)
USD	32,010,884	AUD	41,455,253	MSCS	6/16/2021	—	(73,579)
USD	11,753,012	AUD	15,161,667	SSB	6/16/2021	18,577	—
USD	19,927,147	BRL	104,258,834	SSB	6/16/2021	53,122	—
USD	31,572,250	CAD	38,337,176	BOA	6/16/2021	—	(189,327)
USD	18,134,500	CAD	22,196,138	BARC	6/16/2021	—	(254,553)
USD	18,134,500	CAD	22,203,338	CIBC	6/16/2021	—	(260,517)
USD	48,442,000	CAD	58,769,222	GSI	6/16/2021	—	(247,114)
USD	49,642,250	CAD	61,991,573	HUS	6/16/2021	—	(1,716,518)
USD	47,292,375	CAD	58,500,268	JPM	6/16/2021	—	(1,173,916)
USD	93,718,250	CAD	114,535,447	MSCS	6/16/2021	—	(1,172,057)
USD	78,293,208	CAD	96,707,125	SSB	6/16/2021	—	(1,826,693)
USD	31,506,250	CAD	39,341,234	TD	6/16/2021	—	(1,087,168)
USD	35,139,036	EUR	29,906,250	BARC	6/16/2021	—	(1,441,601)
USD	18,201,300	EUR	15,075,000	CITI	6/16/2021	—	(238,093)
USD	35,085,624	EUR	29,906,250	JPM	6/16/2021	—	(1,495,014)
USD	22,460,786	GBP	15,917,500	BARC	6/16/2021	—	(153,508)
USD	42,219,589	GBP	30,200,000	GSI	6/16/2021	—	(686,125)
USD	20,982,048	GBP	15,112,500	HUS	6/16/2021	—	(488,568)
USD	42,180,406	GBP	30,200,000	JPM	6/16/2021	—	(725,308)
USD	22,365,154	GBP	15,917,500	RBC	6/16/2021	—	(249,141)
USD	16,603,066	GBP	11,941,945	UBS	6/16/2021	—	(363,083)
USD	30,187,500	JPY	3,289,939,406	BARC	6/16/2021	136,532	—
USD	10,625,559	JPY	1,151,557,269	CIBC	6/16/2021	107,003	—
USD	30,187,500	JPY	3,276,508,988	SCB	6/16/2021	259,208	—
USD	24,860,000	JPY	2,700,564,174	SSB	6/16/2021	192,504	—
USD	13,941,493	NZD	19,443,389	ANZ	6/16/2021	—	(209,892)
USD	6,839,691	NZD	9,483,041	CITI	6/16/2021	—	(62,304)
USD	6,839,311	NZD	9,483,041	SSB	6/16/2021	—	(62,683)
USD	20,148,377	SGD	26,899,474	CITI	6/16/2021	—	(209,079)
USD	20,148,377	SGD	26,940,596	GSI	6/16/2021	—	(240,200)
						$20,471,018	$(17,025,141)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)	Currency	Exercise price	Expiration date	Notional amount*	Premium	Value
Calls
Euro vs. U.S. Dollar	CITI	EUR	1.22	Aug 2021	92,040,000	$1,290,468	$(1,317,115)
						$1,290,468	$(1,317,115)
Puts
U.S. Dollar vs. Canadian Dollar	GSI	USD	1.22	Oct 2021	79,445,000	$1,801,813	$(1,747,790)
						$1,801,813	$(1,747,790)
						$3,092,281	$(3,064,905)
* For this type of option, notional amounts are equivalent to number of contracts.

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SGD	Singapore Dollar
USD	U.S. Dollar

Derivatives Abbreviations
ANZ	Australia and New Zealand Banking Group Limited
BARC	Barclays Bank PLC
BMO	Bank of Montreal
BOA	Bank of America, N.A.
CIBC	Canadian Imperial Bank of Commerce
CITI	Citibank, N.A.
GSI	Goldman Sachs International
HUS	HSBC Bank USA, N.A.
JPM	JPMorgan Chase Bank, N.A.
MSCS	Morgan Stanley Capital Services LLC
NAB	National Australia Bank Ltd.
OTC	Over-the-counter
RBC	Royal Bank of Canada
SCB	Standard Chartered Bank
SSB	State Street Bank and Trust Company
TD	The Toronto-Dominion Bank
UBS	UBS AG
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of May 31, 2021, by major security category or type:
	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$226,812,703	—	$226,812,703	—
Foreign government obligations	957,215,449	—	957,215,449	—
Corporate bonds	2,819,668,722	—	2,819,668,722	—
Convertible bonds	148,106,809	—	148,106,809	—
Capital preferred securities	15,558,068	—	15,558,068	—
Term loans	57,770,121	—	57,770,121	—
Collateralized mortgage obligations	44,760,850	—	44,760,850	—
Asset backed securities	98,838,504	—	98,838,504	—
Common stocks	146,175,433	$125,643,084	20,532,349	—
Preferred securities	174,966,740	157,000,158	17,966,582	—
Purchased options	1,955,781	—	1,955,781	—
|	21

	Total value at 5-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Short-term investments	$105,835,631	$40,561,631	$65,274,000	—
Total investments in securities	$4,797,664,811	$323,204,873	$4,474,459,938	—
Derivatives:
Assets
Futures	$321,288	$321,288	—	—
Forward foreign currency contracts	20,471,018	—	$20,471,018	—
Liabilities
Futures	(4,193,149)	(4,193,149)	—	—
Forward foreign currency contracts	(17,025,141)	—	(17,025,141)	—
Written options	(3,064,905)	—	(3,064,905)	—
Level 3 includes securities valued at $0. Refer to Fund's investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	4,054,096	$40,443,487	$289,960,414	$(289,812,708)	$(20,512)	$(9,050)	$86,961	—	$40,561,631
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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